JPMorgan SmartRetirement Income Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
S&P TARGET DATE RETIREMENT INCOME INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.66%	4.16%	5.32%
JPM SMARTRETIREMENT INCOME COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.91%	4.81%	6.08%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	11.55%	3.70%	5.02%
Class R2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.98%	2.17%	3.42%
Class R2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.21%	2.40%	3.48%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	11.84%	3.97%	5.27%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	12.09%	4.23%	5.51%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	12.29%	4.38%	5.68%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	12.40%	4.50%	5.78%